Loans	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2021 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$52	$136	$148	$336
Originations net of repayments and other derecognitions	6	(2)	(3)	1
Changes in model	–	–	16	16
Net remeasurement (1)	(25)	13	28	16
Transfers (1)
– to 12-month ECL	31	(26)	(5)	–
– to lifetime ECL performing	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(6)	6	–
Provision for (reversal of) credit losses (2)	10	(14)	37	33
Write-offs	–	–	(6)	(6)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(2)	(3)	(4)	(9)
Balance at end of period	$60	$119	$171	$350
Personal
Balance at beginning of period	$181	$535	$118	$834
Originations net of repayments and other derecognitions	11	(14)	(2)	(5)
Changes in model	(4)	–	(1)	(5)
Net remeasurement (1)	(98)	49	46	(3)
Transfers (1)
– to 12-month ECL	75	(73)	(2)	–
– to lifetime ECL performing	(8)	13	(5)	–
– to lifetime ECL credit-impaired	–	(15)	15	–
Provision for (reversal of) credit losses (2)	(24)	(40)	51	(13)
Write-offs	–	–	(70)	(70)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	(2)	–	(1)	(3)
Balance at end of period	$155	$495	$115	$765
Credit card
Balance at beginning of period	$116	$574	$–	$690
Originations net of repayments and other derecognitions	–	(18)	–	(18)
Changes in model	–	–	–	–
Net remeasurement (1)	(45)	104	26	85
Transfers (1)
– to 12-month ECL	98	(98)	–	–
– to lifetime ECL performing	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(117)	117	–
Provision for (reversal of) credit losses (2)	47	(123)	143	67
Write-offs	–	–	(174)	(174)
Recoveries	–	–	31	31
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$163	$451	$–	$614
Business and government
Balance at beginning of period	$462	$623	$686	$1,771
Originations net of repayments and other derecognitions	5	(2)	(3)	–
Changes in model	–	–	–	–
Net remeasurement (1)	(103)	34	14	(55)
Transfers (1)
– to 12-month ECL	42	(36)	(6)	–
– to lifetime ECL performing	(22)	27	(5)	–
– to lifetime ECL credit-impaired	(2)	(13)	15	–
Provision for (reversal of) credit losses (2)	(80)	10	15	(55)
Write-offs	–	–	(66)	(66)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(12)	(14)	(15)	(41)
Balance at end of period	$370	$619	$620	$1,609
Total ECL allowance (3)	$748	$1,684	$906	$3,338
Comprises:
Loans	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (4)	83	55	–	138
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2021 (January 31, 2021: $16 million; April 30, 2020: $15 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (January 31, 2021: $13 million; April 30, 2020: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the three months ended	2021 Jan. 31				2020 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363	$28	$40	$146	$214
Originations net of repayments and other derecognitions	4	(6)	(4)	(6)	2	(2)	(5)	(5)
Changes in model	–	–	–	–	(1)	2	–	1
Net remeasurement (1)	(32)	7	22	(3)	23	35	25	83
Transfers (1)
– to 12-month ECL	33	(27)	(6)	–	8	(6)	(2)	–
– to lifetime ECL performing	(3)	10	(7)	–	(10)	14	(4)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	2	(21)	10	(9)	22	41	16	79
Write-offs	–	–	(6)	(6)	–	–	(3)	(3)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	(1)	(4)	(4)	(9)	–	1	2	3
Balance at end of period	$52	$136	$148	$336	$50	$82	$158	$290
Personal
Balance at beginning of period	$204	$546	$113	$863	$182	$268	$121	$571
Originations net of repayments and other derecognitions	11	(15)	(2)	(6)	8	(9)	(4)	(5)
Changes in model	1	1	–	2	(44)	79	–	35
Net remeasurement (1)	(110)	84	61	35	31	168	81	280
Transfers (1)
– to 12-month ECL	87	(84)	(3)	–	43	(42)	(1)	–
– to lifetime ECL performing	(11)	16	(5)	–	(35)	40	(5)	–
– to lifetime ECL credit-impaired	–	(13)	13	–	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(22)	(11)	64	31	3	216	91	310
Write-offs	–	–	(74)	(74)	–	–	(97)	(97)
Recoveries	–	–	17	17	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)	–	–	(2)	(2)
Foreign exchange and other	(1)	–	(1)	(2)	–	–	2	2
Balance at end of period	$181	$535	$118	$834	$185	$484	$130	$799
Credit card
Balance at beginning of period	$136	$572	$–	$708	$159	$347	$–	$506
Originations net of repayments and other derecognitions	(1)	(26)	–	(27)	(2)	(28)	–	(30)
Changes in model	–	–	–	–	(19)	54	–	35
Net remeasurement (1)	(88)	117	23	52	(7)	264	43	300
Transfers (1)
– to 12-month ECL	79	(79)	–	–	45	(45)	–	–
– to lifetime ECL performing	(10)	10	–	–	(31)	31	–	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(59)	59	–
Provision for (reversal of) credit losses (2)	(20)	2	43	25	(14)	217	102	305
Write-offs	–	–	(70)	(70)	–	–	(128)	(128)
Recoveries	–	–	27	27	–	–	26	26
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	1	–	1
Balance at end of period	$116	$574	$–	$690	$145	$565	$–	$710
Business and government
Balance at beginning of period	$453	$683	$652	$1,788	$231	$163	$393	$787
Originations net of repayments and other derecognitions	17	(23)	(5)	(11)	24	(1)	(5)	18
Changes in model	–	–	–	–	14	(5)	–	9
Net remeasurement (1)	(62)	55	118	111	314	246	131	691
Transfers (1)
– to 12-month ECL	81	(75)	(6)	–	13	(11)	(2)	–
– to lifetime ECL performing	(12)	14	(2)	–	(131)	133	(2)	–
– to lifetime ECL credit-impaired	(2)	(12)	14	–	–	(12)	12	–
Provision for (reversal of) credit losses (2)	22	(41)	119	100	234	350	134	718
Write-offs	–	–	(70)	(70)	–	–	(16)	(16)
Recoveries	–	–	3	3	–	–	3	3
Interest income on impaired loans	–	–	(6)	(6)	–	–	(3)	(3)
Foreign exchange and other	(13)	(19)	(12)	(44)	9	4	10	23
Balance at end of period	$462	$623	$686	$1,771	$474	$517	$521	$1,512
Total ECL allowance (3)	$811	$1,868	$952	$3,631	$854	$1,648	$809	$3,311
Comprises:
Loans	$724	$1,808	$952	$3,484	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (4)	87	60	–	147	150	95	2	247
See previous page for footnote references.

$ millions, as at or for the six months ended	2021 Apr. 30				2020 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363	$28	$43	$140	$211
Originations net of repayments and other derecognitions	10	(8)	(7)	(5)	3	(5)	(10)	(12)
Changes in model	–	–	16	16	(2)	2	–	–
Net remeasurement (1)	(57)	20	50	13	11	42	47	100
Transfers (1)
– to 12-month ECL	64	(53)	(11)	–	20	(16)	(4)	–
– to lifetime ECL performing	(5)	17	(12)	–	(11)	19	(8)	–
– to lifetime ECL credit-impaired	–	(11)	11	–	–	(4)	4	–
Provision for (reversal of) credit losses (2)	12	(35)	47	24	21	38	29	88
Write-offs	–	–	(12)	(12)	–	–	(6)	(6)
Recoveries	–	–	2	2	–	–	2	2
Interest income on impaired loans	–	–	(9)	(9)	–	–	(9)	(9)
Foreign exchange and other	(3)	(7)	(8)	(18)	1	1	2	4
Balance at end of period	$60	$119	$171	$350	$50	$82	$158	$290
Personal
Balance at beginning of period	$204	$546	$113	$863	$174	$271	$128	$573
Originations net of repayments and other derecognitions	22	(29)	(4)	(11)	17	(22)	(7)	(12)
Changes in model	(3)	1	(1)	(3)	(33)	72	–	39
Net remeasurement (1)	(208)	133	107	32	(40)	258	145	363
Transfers (1)
– to 12-month ECL	162	(157)	(5)	–	110	(107)	(3)	–
– to lifetime ECL performing	(19)	29	(10)	–	(43)	51	(8)	–
– to lifetime ECL credit-impaired	–	(28)	28	–	–	(39)	39	–
Provision for (reversal of) credit losses (2)	(46)	(51)	115	18	11	213	166	390
Write-offs	–	–	(144)	(144)	–	–	(197)	(197)
Recoveries	–	–	35	35	–	–	35	35
Interest income on impaired loans	–	–	(2)	(2)	–	–	(3)	(3)
Foreign exchange and other	(3)	–	(2)	(5)	–	–	1	1
Balance at end of period	$155	$495	$115	$765	$185	$484	$130	$799
Credit card
Balance at beginning of period	$136	$572	$–	$708	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(1)	(44)	–	(45)	(2)	(45)	–	(47)
Changes in model	–	–	–	–	(6)	59	–	53
Net remeasurement (1)	(133)	221	49	137	(84)	420	83	419
Transfers (1)
– to 12-month ECL	177	(177)	–	–	132	(132)	–	–
– to lifetime ECL performing	(16)	16	–	–	(40)	40	–	–
– to lifetime ECL credit-impaired	–	(137)	137	–	–	(117)	117	–
Provision for (reversal of) credit losses (2)	27	(121)	186	92	–	225	200	425
Write-offs	–	–	(244)	(244)	–	–	(254)	(254)
Recoveries	–	–	58	58	–	–	54	54
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$163	$451	$–	$614	$145	$565	$–	$710
Business and government
Balance at beginning of period	$453	$683	$652	$1,788	$239	$158	$378	$775
Originations net of repayments and other derecognitions	22	(25)	(8)	(11)	31	(6)	(10)	15
Changes in model	–	–	–	–	14	(1)	(1)	12
Net remeasurement (1)	(165)	89	132	56	285	268	190	743
Transfers (1)
– to 12-month ECL	123	(111)	(12)	–	37	(33)	(4)	–
– to lifetime ECL performing	(34)	41	(7)	–	(142)	145	(3)	–
– to lifetime ECL credit-impaired	(4)	(25)	29	–	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(58)	(31)	134	45	225	353	192	770
Write-offs	–	–	(136)	(136)	–	–	(56)	(56)
Recoveries	–	–	8	8	–	–	6	6
Interest income on impaired loans	–	–	(11)	(11)	–	–	(8)	(8)
Foreign exchange and other	(25)	(33)	(27)	(85)	10	6	9	25
Balance at end of period	$370	$619	$620	$1,609	$474	$517	$521	$1,512
Total ECL allowance (3)	$748	$1,684	$906	$3,338	$854	$1,648	$809	$3,311
Comprises:
Loans	$665	$1,629	$906	$3,200	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (4)	83	55	–	138	150	95	2	247
See previous page for footnote references.

Inputs, assumptions and model techniques
The uncertainties inherent in the COVID-19 pandemic have increased the level of judgment applied in estimating ECLs. See Note 6 to our consolidated financial statements in our 2020 Annual Report for more information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The forecasting of forward-looking information and the determination of scenario weightings in the COVID-19 pandemic continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties regarding the economic impact of the COVID-19 pandemic. The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months		Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	5.3%	2.5%	7.0%	3.3%	3.4%		1.7%
United States	5.6%	2.8%	7.2%	3.9%	2.2%		1.0%
Unemployment rate
Canada (2)	7.2%	6.1%	6.7%	5.4%	8.4%		7.0%
United States	4.9%	4.0%	4.4%	3.3%	7.1%		6.3%
Canadian Housing Price Index growth (2)	4.7%	4.0%	8.5%	5.6%	(2.8	) %	1.4%
Standard and Poor’s (S&P) 500 Index growth rate	5.0%	5.0%	10.7%	8.8%	(7.2	) %	(5.8	) %
West Texas Intermediate Oil Price (US$)	$59	$61	$70	$75	$46		$48

	Base case		Upside case		Downside case
As at January 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.0%	3.9%	6.0%	4.4%	2.5%	2.1%
United States	4.1%	3.2%	5.8%	4.5%	1.8%	1.9%
Unemployment rate
Canada (2)	7.8%	6.1%	7.3%	5.7%	8.6%	7.4%
United States	5.9%	4.1%	4.5%	3.4%	7.4%	5.8%
Canadian Housing Price Index growth (2)	1.5%	3.2%	12.2%	10.2%	(9.9)%	0.3%
S&P 500 Index growth rate	5.0%	5.0%	13.0%	10.8%	(5.5)%	(2.9)%
West Texas Intermediate Oil Price (US$)	$50	$55	$54	$62	$41	$46

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39
(1)	The remaining forecast period is generally two to four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at April 30, 2021, January 31, 2021 and October 31, 2020, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our economic forecasts are made in the context of the recovery currently underway from the severe downturn experienced in the second calendar quarter of 2020. As at April 30, 2021, our underlying base case projection for Canada is characterized by a deceleration in economic activity and a brief rise in the unemployment rate in the second calendar quarter of 2021 due to temporary restrictions on activity in response to the current wave of infections and the new variants, followed by faster growth in the second half of 2021 as our outlook assumes that effective mass vaccinations will be underway over the spring and summer and that the vaccination programs will be able to effectively respond to the emerging variants. Our base case projection assumes that economic activity will return to pre-COVID-19
levels in Canada just before the end of calendar year 2021, and that the unemployment rate will reach pre-pandemic levels in mid-2022. Due to the faster rollout of mass vaccinations in the U.S. relative to Canada, our base case assumes that the U.S. will experience full economic recovery before Canada.
While vaccination of targeted groups have commenced across much of the world, uncertainty remains about how quickly a large enough majority of the population can be effectively immunized to reduce subsequent rates of infection, including in response to emerging variants of the virus. The downside case forecast still reflects a recovery from the severe low experienced in the second calendar quarter of 2020, but to a much lower level of sustained economic activity. Meanwhile, the upside scenario continues to reflect a quicker recovery with the pre-pandemic
level of activity reached in the third calendar quarter of 2021.

While there has been a modest overall improvement in our outlook over the past six months, the improvement relative to the October 31, 2020 forecast is not as significant as implied by the annualized forecasts above as a result of the current period’s forecast being less impacted by the more significant downturn experienced in 2020.

The graphs below compare the actual and forecasted base case real GDP levels in Canada and the U.S. on a calendar quarter basis to the forecasts from the first quarter of 2021 for the forecasted periods through 2022:

As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the
COVID-19
pandemic. Assumptions concerning the timing and effectiveness of mass vaccination programs to control the spread of
COVID-19
and its variants such that severe restrictions will no longer need to be imposed by governments to limit the impact of subsequent waves of infection, are material to these forecasts.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $262 million lower than the recognized ECL as at April 30, 2021 (October 31, 2020: $204 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $615 million higher than the recognized ECL as at April 30, 2021 (October 31, 2020: $938 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
probability of default (PD) under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2020 Annual Report for details on the CIBC risk categories.

Loans
(1)

$ millions, as at				2021 Apr. 30				2020 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Residential mortgages
– Exceptionally low	$159,840	$4	$–	$159,844	$146,139	$2	$–	$146,141
– Very low	46,632	1,939	–	48,571	45,678	1,166	–	46,844
– Low	10,724	6,253	–	16,977	12,491	6,042	–	18,533
– Medium	190	5,039	–	5,229	232	4,924	–	5,156
– High	122	793	–	915	–	1,054	–	1,054
– Default	–	–	590	590	–	–	654	654
– Not rated	1,890	562	169	2,621	1,810	818	155	2,783
Gross residential mortgages (3)(4)	219,398	14,590	759	234,747	206,350	14,006	809	221,165
ECL allowance	60	119	171	350	51	161	151	363
Net residential mortgages	219,338	14,471	588	234,397	206,299	13,845	658	220,802
Personal
– Exceptionally low	21,020	–	–	21,020	23,302	–	–	23,302
– Very low	3,974	151	–	4,125	1,618	157	–	1,775
– Low	8,993	2,305	–	11,298	8,662	2,497	–	11,159
– Medium	1,559	2,447	–	4,006	1,265	2,768	–	4,033
– High	280	826	–	1,106	331	769	–	1,100
– Default	–	–	138	138	–	–	140	140
– Not rated	529	103	46	678	513	159	41	713
Gross personal (4)	36,355	5,832	184	42,371	35,691	6,350	181	42,222
ECL allowance	134	491	115	740	179	540	113	832
Net personal	36,221	5,341	69	41,631	35,512	5,810	68	41,390
Credit card
– Exceptionally low	3,279	–	–	3,279	3,285	–	–	3,285
– Very low	1,344	–	–	1,344	1,388	–	–	1,388
– Low	2,199	–	–	2,199	2,340	–	–	2,340
– Medium	2,022	1,327	–	3,349	1,778	1,973	–	3,751
– High	–	333	–	333	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	116	13	–	129	135	18	–	153
Gross credit card	8,960	1,673	–	10,633	8,926	2,463	–	11,389
ECL allowance	153	432	–	585	125	542	–	667
Net credit card	8,807	1,241	–	10,048	8,801	1,921	–	10,722
Business and government (5)
– Investment grade	56,264	407	–	56,671	50,691	307	–	50,998
– Non-investment grade	81,132	5,059	–	86,191	80,471	7,319	–	87,790
– Watchlist	164	2,949	–	3,113	447	4,291	–	4,738
– Default	–	–	1,391	1,391	–	–	1,359	1,359
– Not rated	159	44	–	203	218	49	–	267
Gross business and government (3)(6)	137,719	8,459	1,391	147,569	131,827	11,966	1,359	145,152
ECL allowance	318	587	620	1,525	380	648	650	1,678
Net business and government	137,401	7,872	771	146,044	131,447	11,318	709	143,474
Total net amount of loans	$401,767	$28,925	$1,428	$432,120	$382,059	$32,894	$1,435	$416,388
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $18 million (October 31, 2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at April 30, 2021 (October 31, 2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2020: $14 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $22 million (October 31, 2020: $23 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $29 million (October 31, 2020: $63 million) of residential mortgages and $23,116 million (October 31, 2020: $23,291 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Certain prior period amounts were restated.
(6)	Includes customers’ liability under acceptances of $11,002 million (October 31, 2020: $9,606 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2021 Apr. 30				2020 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$132,460	$4	$–	$132,464	$124,690	$8	$–	$124,698
– Very low	7,354	137	–	7,491	6,632	137	–	6,769
– Low	8,712	497	–	9,209	8,703	416	–	9,119
– Medium	906	597	–	1,503	909	692	–	1,601
– High	96	435	–	531	263	503	–	766
– Default	–	–	30	30	–	–	28	28
– Not rated	393	13	–	406	411	23	–	434
Gross retail	149,921	1,683	30	151,634	141,608	1,779	28	143,415
ECL allowance	31	23	–	54	36	36	–	72
Net retail	149,890	1,660	30	151,580	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	97,809	117	–	97,926	89,883	149	–	90,032
– Non-investment grade	56,261	2,144	–	58,405	55,910	3,679	–	59,589
– Watchlist	15	1,118	–	1,133	91	1,665	–	1,756
– Default	–	–	119	119	–	–	129	129
– Not rated	556	26	–	582	795	41	–	836
Gross business and government	154,641	3,405	119	158,165	146,679	5,534	129	152,342
ECL allowance	52	32	–	84	73	35	2	110
Net business and government	154,589	3,373	119	158,081	146,606	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$304,479	$5,033	$149	$309,661	$288,178	$7,242	$155	$295,575
(1)	Certain prior period amounts were restated.